Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity

Note 16 – Shareholders’ equity

Ordinary shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

-Reverse stock split

On March 23, 2026, the Company effected a 1:20 reverse stock split of its shares of common stock. All share and per share amounts presented herein and in the consolidated financial statements have been retroactively adjusted to reflect the cumulative effect of the March 23, 2026 1:20 reverse stock split.

-Private placements

In May 2023, the Company offered an aggregate of up to 200,000 ordinary shares of the Company in a private placement.

Between May 16 and May 22, 2023, the Company issued and sold to eight accredited investors an aggregate of 47,000 ordinary shares (the “Placement Shares”) at $20.00 per share for an aggregate to purchase price of $940,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder. In July 2023, the Company cancelled 10,000 shares as one of the accredited investors did not pay for the shares in a timely manner.

In August 2023, the Company issued and sold to two accredited investors an aggregate of 2,500 ordinary shares (the “Placement Shares”) at $20.00 per share for an aggregate to purchase price of $50,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

In June 2024, the Company issued and sold to two accredited investors an aggregate of 2,500 ordinary shares (the “Placement Shares”) at $20.00 per share for an aggregate to purchase price of $50,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

On or about February 24 and 25, 2026, the Company issued and sold to seven accredited investors an aggregate of 625,000 ordinary shares (the “Placement Shares”) at $6.00 per share for an aggregate to purchase price of $3,750,000 in a private placement. The ordinary shares were issued and sold pursuant to the Company’s prospectus dated November 4, 2024 and a prospectus supplement dated March 2, 2026 (the “Prospectus Supplement”). The Prospectus Supplement forms a part of the Company’s Registration Statement on Form F-3 (File No. 333-282723), which was filed with the Securities and Exchange Commission on October 18, 2024, as amended on October 30, 2024, and declared effective on November 4, 2024.

Conversion of debts

-Conversion of debts for the year ended December 31, 2023

On May 16, 2023, the Company signed settlement agreement (“Settlement Agreement”) with James Tan, pursuant to which the Company agreed to issue to James Tan an aggregate of 23,910 restricted ordinary shares of the Company in full satisfaction of all obligations of the Company under the Tan First Loan and the Tan Second Loan. This conversion resulted in $210,408 modification of the loans as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $20.00 and reduced the carrying amount of the convertible debt instrument by $478,200 with a corresponding increase in additional paid-in capital of $688,608. This transaction also resulted in loss on debt settlement of $210,408.

On May 16, 2023, the Company signed settlement agreements (“Settlement Agreements 2”) with two third parties, Shine Link, and Menora, and a related party, 8i Holding, pursuant to which the Company agreed to issue to Shine Link, Menora, and 8i Holding 4,375, 5,950, and 4,130 restricted ordinary shares of the Company, respectively, in full satisfaction of all obligations of the Company under the convertible notes balance from Shine Link, Menora, and 8i Holding. These conversions resulted in $127,204 modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date was higher than $20.00 and reduced the carrying amount of the convertible debt instrument by $289,100 with a corresponding increase in additional paid-in capital of $416,304. These transactions also resulted in loss on debt settlement of $127,204.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

On May 15, 2023, the Company issued to James Tan the Tan 2023 Note to replace the Tan 2022 Note. The Tan 2023 Note was an interest-free convertible promissory note in the aggregate principal amount of $700,000. On May 15, 2023, James Tan elected to convert the entire unpaid principal in the amount of $700,000 of the Tan 2023 Note into ordinary shares of the Company at $20.00 per share in accordance with the terms of the Tan 2023 Note. On May 16, 2023, the Company issued to James Tan 35,000 ordinary shares in full satisfaction of the Tan 2023 Note. Pursuant to the terms of the Tan 2023 Note, the Company has agreed to register the 35,000 ordinary shares for resale. The Company refers to these 35,000 restricted ordinary shares as the “Converted Shares.” This conversion resulted in $308,000 modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $20.00 and reduced the carrying amount of the convertible debt instrument by $700,000 with a corresponding increase in additional paid-in capital of $1,008,000. This transaction also resulted in loss on debt settlement of $308,000.

On May 16, 2023, the Company signed settlement agreement (“Chen Settlement Agreement”) with Kelvin Chen, the former CEO of the Company, pursuant to which the Company agreed to issue to Kelvin Chen an aggregate of 42,515 restricted ordinary shares of the Company in full satisfaction of Kelvin Chen’s claim for an aggregate amount of $850,306 provided to KRHSG from time to time since inception. Upon issuance of the restricted ordinary shares, the balance own to Kelvin Chen reduced to nil. In order to comply with Nasdaq’s shareholder approval requirement for issuance of stock to an executive officer of a company pursuant to Nasdaq Listing Rule 5635(c), the Company and Dr. Chen amended the Chen Settlement Agreement by entering into a Supplemental Agreement (the “Supplemental Agreement”) on June 6, 2023, so that the shares issued to Dr. Chen would be issued at a per share price not less than the closing bid price of $29.40 per share on May 15, 2023, the day prior to the execution of the Chen Settlement Agreement. Pursuant to the Supplemental Agreement, Dr. Chen has agreed to release and discharge KRHSG of all claims in return for 28,922 ordinary shares at $29.40 per share, the closing bid price of EUDA ordinary shares on May 15, 2023. Dr. Chen has agreed to forfeit and surrender 13,594 ordinary shares of the 42,515 ordinary shares issued to him on May 16, 2023.

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Settlement Agreement	Settlement Agreement 2	Tan 2023 Note	Chen Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	23,910	14,455	35,000	28,922	102,287
Share price as of settlement date	$28.80	$28.80	28.80	$29.40
Fair value of settlement shares	$688,608	$416,304	1,008,000	$850,306	$2,963,218
Debt settled on May 16, 2023	$(478,200)	$(289,100)	(700,000)	$(850,306)	$(2,317,606)
Loss on Debt Settlements	$210,408	$127,204	308,000	$-	$645,612

-Conversion of debts for the year ended December 31, 2024

On March 15, 2024, the Company entered into settlement agreements (“Executive Settlement Agreement”) with the former Chief Executive Officer Kelvin Chen, former Chief Financial Officer Steven Sobak, and Chief Executive Officer and Executive Director Alfred Lim to resolve outstanding compensation. Under these agreements, Mr. Chen was issued 8,333 restricted ordinary shares in satisfaction of $212,484, Mr. Sobak received 3,753 restricted ordinary shares for $95,700, and Mr. Lim was granted 2,683 restricted ordinary shares for $68,403. All share issuances were based on the per-share closing price of $25.50 as of March 14, 2024, and fully satisfied the salaries and compensation owed to each executive as of December 31, 2023.

Pursuant to a certain Settlement Agreement between the Company and 8iEPL, the Company’s related party dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (the “8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000, and converted into 35,000 shares of the Company’s ordinary shares in May 2024.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	14,769	35,000	49,769
Share price as of settlement date	$25.50	38.20
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled on May 16, 2023	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

Conversion of convertible note

On January 16, 2024, the Company entered into a convertible loan agreement with Gilandi Limited (“Gilandi”), pursuant to which Gilandi agreed to lend $500,000 to the Company in two tranches of $250,000 each, payable by January 31 and March 31, 2024 (“Gilandi Convertible Loan”). The loan carried an 8% annual interest rate until its maturity on March 31, 2024, when any outstanding balance would automatically convert into ordinary shares at $20.00 per share. The Company issued a $250,000 convertible note on January 17, 2024, and received the second tranche on March 28, 2024. On March 31, the entire $500,000 loan converted into 25,000 restricted ordinary shares of the Company.

On April 16, 2024, the Company and Affluence Resource Pte. Ltd., a Singapore company (“Affluence”) entered into a convertible loan agreement (the “Convertible Loan Agreement 2”) pursuant to which Affluence has agreed to lend to the Company a convertible loan in the principal amount of $1,000,000 to be paid in two (2) tranches of $500,000 each by April 18, 2024 and May 15, 2024 (the “ Affluence Convertible Loan”). The Affluence Convertible Loan shall bear interest of 12% per annum from the date it is remitted to April 30, 2025 (the “Maturity Date”) or the date when the Affluence sends the Company a written notice to convert any unpaid principal amount of the Convertible Loan with accrued interests (the “Outstanding Sum”) into ordinary shares of the Company (the “Conversion Notice”), whichever is earlier. Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $20.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $28.40 per share. The Company has no right of early repayment of any part of the Affluence Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $28.4 per share. On May 31, 2024, the Company issued 50,000 ordinary shares to Affluence following the conversion of the $1,000,000 convertible loan.

In connection with the closing of the Business Combination, the Company issued to Maxim Group LLC (the “Holder”) a convertible promissory note in the aggregate amount of $2,113,125 (the “Note”). The Note bears no interest and at the option of the Holder, may convert into shares of the Company at the fixed conversion price of $30.00 per share. On July 31, 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 70,438 share of the Company’s ordinary share on July 31, 2024.

In January 2025, the Company issued 167 ordinary shares to Madam Chong Ah Kaw upon conversion of a convertible note (Note 12).

During the year ended December 31, 2025, $1,000,000 of the Convertible Promissory Note was fully converted into 32,555 ordinary shares. As the conversion occurred within the same reporting period as issuance, no material gain or loss was recognized upon conversion (Note 12).

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Settlement of Prepaid Forward Contracts

The Company issued 80,000 ordinary shares on June 8, 2023 in connection with the settlement of the Prepaid Forward Contracts with a fair value of $2,368,000. The fair value was determined by using the Company’s closing bid price of $29.60 per share on June 8, 2023. Refer to Note 11 for further detail.

Issuance of ordinary shares in assets acquisition

On May 6, 2024, EUDA entered into a Share Purchase Agreement for the acquisition of all outstanding shares of Fortress Cove and its 100% owned subsidiary, CKHP. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of CKHP for an aggregate consideration of 428,571 newly issued ordinary shares (the “Consideration Shares”), valued at $15.0 million, or $35.00 per share based on market price on May 7, 2024, EST. Refer to Note 5 for further detail.

Warrants

In connection with the reverse recapitalization, the Company has assumed 8,917,250 Warrants outstanding, which consisted of 8,625,000 Public Warrants and 292,250 Private Warrants. Both of the Public Warrants and private warrant met the criteria for equity classification.

Warrants became exercisable on the later of (a) the completion of the reverse recapitalization or (b) 12 months from the closing of the initial public offering (“IPO”). The warrants will expire five years after the completion of a reverse recapitalization or earlier upon redemption or liquidation.

As of December 31, 2025, the Company had 8,625,000 Public Warrants outstanding and 292,250 Private Warrants outstanding. Each whole Public Warrant and Private Warrant entitles the registered holder to purchase 0.025 share of the Company’s ordinary share at a price of $230.00 per share, subject to the following conditions discussed below.

The Company may redeem the Public Warrants and Private Warrants in whole and not in part, at a price of $0.01 per warrant:

● at any time while the warrants are exercisable and prior to their expiration,

● upon not less than 30 days’ prior written notice of redemption to each warrant holder,

● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $330.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading days period ending on the third trading business day prior to the notice of redemption to warrant holders, and,

● if, there is a current registration statement in effect with respect to the Ordinary Shares underlying the Warrants for each day in the 30-day trading period and continuing each day thereafter until the Redemption Date or the cashless exercise of the Warrants is exempt from the registration requirements under the Securities Act of 1933, as amended (the “Act”)

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted for splits, dividends, recapitalizations and other similar events. Additionally, in no event will the Company be required to net cash settle the warrants.

The only difference between Public Warrants and Private Warrants is that the Private Warrants will not be transferable, assignable or salable until after the completion of reverse recapitalization.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2022	8,917,250	222,931	$230.00	4.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2023	8,917,250	222,931	$230.00	3.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2024	8,917,250	222,931	$230.00	2.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2025	8,917,250	222,931	$230.00	1.88

Earnout shares

As part of the Business Combination, Watermark is entitled to the 200,000 Earnout Shares of the Company’s no par value ordinary shares subject to the following four triggering events:

●	50,000 additional Earnout Shares to be issued if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Company’s share price is equal to or greater than $300.00 after the Closing Date (“Triggering Event 1”);

●	50,000 additional Earnout Shares to be issued if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Company’s share price is equal to or greater than $400.00 (“Triggering Event 2”);

●	50,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to EUDA of at least $3,600,000 (“Triggering Event 3”);

●	50,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to EUDA of at least $10,100,000 (“Triggering Event 4”).

The Earnout Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization and recorded in capital. The fair value of the Earnout Shares was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%

Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%

Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0

As a result, the Company determined the fair value of the Earnout Shares for Triggering Event 1 and 2 is amounted to $1,926,610 and $3,273,019, respectively, and recorded the same amount in consolidated statements of change in shareholders’ equity (deficit) and consolidated statements of operations and comprehensive loss as earnout share payment for the year ended December 31, 2022.

In addition, Company determined that the probabilities of achieving the revenue and net income thresholds are 0 for Triggering Event 3 and 4 and estimated the fair value of the Earnout Shares of 0.

As of December 31, 2025, none of the triggering events had been achieved. Accordingly, the earnout arrangement expired in accordance with its terms, and no Earnout Shares were issued to Watermark.